Stock option plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 16, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017	Sep. 07, 2015	Jul. 15, 2015	Feb. 27, 2015	Mar. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation		$ 3,394	$ 1,391	$ 389
Granted		688,997
Employee Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation		$ 1,772	$ 907	180
Unrecognized stock-based compensation costs		$ 10,404
Weighted-average recognition period		2 years 11 months 4 days
Share Price						$ 2.73	$ 2.40	$ 0.75
Granted	119,997		1,099,320
Non-employee Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation		$ 1,622	$ 484	$ 209
2011 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant under equity incentive plan									4,400,640
Number of shares available for grant under equity incentive plan		0
2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares approved for grant under equity incentive plan					1,932,000
Number of shares available for grant under equity incentive plan		1,602,687
Stock options, maximum term		10 years